PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2020  (Unaudited)

Common Stock - 99.8%

	Shares	Value
AEROSPACE & DEFENSE - 1.8%
Vectrus, Inc.	24,100	$1,184,033

AUTO COMPONENTS - 1.0%
LCI Industires	5,800	666,884

AUTOMOBILES - 2.2%
Winnebago Industries, Inc.	21,967	1,463,442

BANKS - 25.2%
Ameris Bancorp	50,900	1,200,731
BOK Financial Corporation	22,464	1,267,868
Brookline Bancorp, Inc.	135,400	1,364,832
Bryn Mawr Bank Corporation	30,546	844,902
Cambridge Bancorp	27,230	1,613,105
Central Pacific Financial Corporation	43,583	698,636
Colony Bankcorp, Inc.	157,079	1,848,820
Dime Community Bancshares, Inc.	46,900	643,937
F.N.B. Corporation	157,280	1,179,600
International Bancshares Corporation	44,000	1,408,880
OFG Bancorp	108,400	1,449,308
RBB Bancorp	61,762	843,051
South Plains Financial, Inc.	149,900	2,134,576
		16,498,246
CAPITAL MARKETS - 2.3%
Hercules Capital, Inc.	146,372	1,532,515

CHEMICALS - 1.8%
Cabot Corporation	18,273	677,015
Ferro Corporation (a)	42,735	510,256
		1,187,271
COMMERCIAL SERVICES & SUPPLIES - 1.7%
Insperity, Inc.	16,900	1,093,937

CONSTRUCTION MATERIALS - 2.6%
Eagle Materials Inc.	24,100	1,692,302

ELECTRIC UTILITIES - 3.2%
ALLETE, Inc.	38,100	2,080,641

ELECTRICAL EQUIPMENT - 1.7%
Regal Beloit Corporation	12,389	1,081,807

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.2%
Arrow Electronics, Inc.	19,400	1,332,586
Insight Enterprises, Inc. (a)	28,127	1,383,848
		2,716,434
ENERGY EQUIPMENT & SERVICES - 1.5%
Dril-Quip, Inc. (a)	33,700	1,003,923

ENTERTAINMENT - 0.6%
Cinemark Holdings, Inc.	31,458	363,340

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
EPR Properties	9,110	301,814
Physicians Realty Trust	51,522	902,665
		1,204,479
FOOD PRODUCTS - 2.7%
Sanderson Farms, Inc.	15,150	1,755,734

HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Natus Medical, Inc. (a)	90,720	1,979,510

HEALTH CARE TECHNOLOGY - 2.2%
Computer Programs and Systems, Inc.	61,850	1,409,562

HOTELS, RESTAURANTS & LEISURE - 0.8%
Darden Restaurants, Inc.	6,800	515,236

HOUSEHOLD PRODUCTS - 1.2%
Central Garden and Pet Company, Class A (a)	22,800	770,412

INSURANCE - 2.6%
United Insurance Holdings Corporation	213,951	1,673,097

INTERNET & DIRECT MARKETING RETAIL - 1.0%
PetMed Express, Inc.	18,700	666,468

IT SERVICES - 6.2%
CSG Systems International, Inc. (a)	31,300	1,295,507
EVERTEC Inc	56,800	1,596,080
Maximus Inc.	16,600	1,169,470
		4,061,057
LEISURE PRODUCTS - 1.9%
Johnson Outdoors, Inc.	13,900	1,265,178

MACHINERY - 4.4%
Exco Technologies Limited	315,800	1,553,495
Oshkosh Corporation	14,100	1,009,842
The Middleby Corporation (a)	4,300	339,442
		2,902,779
OIL, GAS & CONSUMABLE FUELS - 1.3%
Diamondback Energy, Inc.	20,770	868,601

PHARMACEUTICALS - 1.0%
Phibro Animal Health Corporation	25,500	669,885

PROFESSIONAL SERVICES - 8.4%
Barrett Business Services, Inc.	32,800	1,742,664
BG Staffing, Inc.	131,443	1,487,935
Kforce, Inc.	57,594	1,684,625
TriNet Group, Inc.	9,600	585,024
		5,500,248
ROAD & RAIL - 1.6%
Knight-Swift Transportation Holdings, Inc.	24,494	1,021,645

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
MKS Instruments, Inc.	12,600	1,426,824

SPECIALTY RETAIL - 1.6%
Asbury Automotive Group, Inc. (a)	13,846	1,070,711

TEXTILES & APPAREL & LUXURY GOODS -2.3%
Crocs, Inc. (a)	21,910	806,726
Deckers Outdoor Corporation (a)	3,400	667,726
		1,474,452
TRADING COMPANIES & DISTRIBUTORS - 3.8%
Air Lease Corporation	13,900	407,131
Applied Inndustrial Technologies, Inc.	16,700	1,041,913
HD Supply, Inc.	29,700	1,029,105
		2,478,149

TOTAL COMMON STOCK
(Cost $ 61,997,653)		65,278,802

SHORT TERM INVESTMENTS - 0.3%
	Par Value	Value
Money Market -0.3%
Federated Government Obligations Tax Managed Fund, 0.08% (b)	$221,905	$221,905
(Cost $ 221,905)

TOTAL INVESTMENTS - 100.1%		65,500,707
(Cost $ 62,219,558)
OTHER ASSETS & LIABILITIES (NET) - (0.1)%		(72,792)
NET ASSETS - 100%		$65,427,915

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	30.1%
Industrials	23.3%
Information Technology	12.5%
Consumer Discretionary	10.9%
Health Care	6.2%
Materials	4.4%
Consumer Staples	3.9%
Utilities	3.2%
Energy	2.9%
Real Estate	1.8%
Communication Services	0.6%
Cash and Other Assets (Net)	0.2%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Common Stock - 92.6%

	Shares	Value
AEROSPACE & DEFENSE - 1.0%
Raytheon Technologies Corporation	23,271	1,433,959

BANKS - 5.6%
U.S. Bancorp	112,785	4,152,744
Wells Fargo & Company	150,594	3,855,206
		8,007,950
BEVERAGES - 2.9%
Coca-Cola Company (The)	92,673	4,140,630

COMMUNICATIONS EQUIPMENT - 1.7%
Cisco Systems, Inc.	53,184	2,480,502

DIVERSIFIED FINANCIAL SERVICES - 2.4%
American Express Company	35,855	3,413,396

ELECTRICAL EQUIPMENT - 1.3%
Honeywell International, Inc.	12,861	1,859,572

FOOD & STAPLES RETAILING - 0.9%
Costco Wholesale Corporation	3,927	1,190,706

FOOD PRODUCTS - 1.7%
Nestle, S.A. (b)	22,288	2,461,487

HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
Abbott Laboratories	19,926	1,821,834
Alcon, Inc.	7,106	407,316
Becton, Dickinson and Company	5,033	1,204,246
Medtronic plc	45,463	4,168,957
		7,602,353
HEALTH CARE PROVIDERS & SERVICES - 7.5%
Anthem, Inc.	12,449	3,273,838
Humana Inc.	4,101	1,590,163
Quest Diagnostics Incorporated	3,965	451,851
UnitedHealth Group, Inc.	18,058	5,326,207
		10,642,059
HOTELS, RESTAURANTS & LEISURE - 0.7%
Compass Group plc (b)	76,942	1,054,875

HOUSEHOLD PRODUCTS - 3.2%
Reckitt Benckiser Group plc	19,548	1,787,664
Unilever plc (b)	50,843	2,790,264
		4,577,928
INDUSTRIAL CONGLOMERATES - 2.6%
3M Company	23,904	3,728,785

INTERACTIVE MEDIA & SERVICES - 8.7%
Alphabet, Inc. A (a)	2,991	4,241,388
Alphabet, Inc. C (a)	2,314	3,271,093
Facebook, Inc. (a)	15,209	3,453,508
Lyft, Inc.	41,896	1,382,987
		12,348,976
INTERNET & DIRECT MARKETING RETAIL - 0.8%
Booking Holdings, Inc.	659	1,049,352

IT Services - 19.2%
Accenture plc	21,099	4,530,377
Cognizant Technology Solutions Corporation	46,134	2,621,334
Microsoft Corporation	46,729	9,509,819
Oracle Corporation	108,848	6,016,029
SAP AG (b)	18,317	2,564,380
Visa, Inc.	10,584	2,044,511
		27,286,450
MULTILINE RETAIL - 2.2%
TJX Companies, Inc. (The)	62,605	3,165,309

PHARMACEUTICALS - 11.4%
Eli Lilly and Company	19,645	3,225,316
Johnson & Johnson	32,595	4,583,835
Merck & Co., Inc.	49,155	3,801,156
Roche Holding ltd. (b)	107,023	4,642,658
		16,252,965
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	74,423	4,224,994
Texas Instruments, Inc.	29,696	3,770,501
		7,995,495
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.5%
Apple, Inc.	21,222	7,741,785

TOBACCO - 2.3%
Philip Morris International, Inc.	47,600	3,334,856

TOTAL COMMON STOCK		131,769,390
(Cost $119,671,628)

Short Term Investments - 7.4%
	Par Value	Value
Federated Government Obligations Tax Managed Fund, 0.08% (c)	$10,502,590	10,502,590
(Cost $10,502,590)

TOTAL INVESTMENTS - 100.0%
(Cost $130,174,218)		142,271,980

OTHER ASSETS & LIABILITIES (NET) - 0.0%		52,474
NET ASSETS - 100%		$142,324,454

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on June 30, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	32.0%
Health Care	24.3%
Consumer Staples	11.0%
Communication Services	8.7%
Financials	8.0%
Industrials	4.9%
Consumer Discretionary	3.7%
CASH + other assets (net)	7.4%
100.0%

PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Common Stock - 96.1%

	Shares	Value
ARGENTINA - 0.4%
Globant S.A.	2,467	369,680

BRAZIL - 4.9%
B3 SA - Brasil Bolsa Balcao	85,000	852,817
Banco do Brasil S.A.	54,400	318,526
Hapvida Participacoes e Investimentos S.A.	21,800	246,832
Magazine Luiza S.A.	103,600	1,351,887
Notre Dame Intermedica Participacoes S.A.	28,000	346,813
Petroleo Brasileiro S.A. Petrobras (b)	23,600	195,172
Raia Drogasil S.A.	14,200	286,079
StoneCo Ltd.	10,292	398,918
Totvs S.A.	18,300	77,156
Weg S.A.	17,000	156,693
XP Inc. Class A	3,920	164,679
		4,395,572
CHINA - 37.4%
Aier Eye Hospital Group Co., Ltd.	50,300	308,949
Alibaba Group Holding Ltd. (a)(b)	30,207	6,515,650
Alibaba Health Information Technology Ltd. (a)	76,000	221,612
A-Living Services Co.,Ltd. - H	76,750	386,696
Anhui Conch Cement Company Limited H	121,000	814,941
ANTA Sports Products Ltd.	16,300	143,851
Baidu, Inc. (a)(b)	2,604	312,194
Centre Testing International Group Co., Ltd.	175,600	490,501
China Construction Bank Corporation	880,000	711,902
China Feihe Limited	80,000	160,196
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	-
China International Capital Corporation Limited - H	371,600	729,727
China Merchants Bank Co. ltd. - H Shares	188,000	864,744
China Mobile Limited	108,500	732,153
China Overseas Land and Investment Ltd.	177,000	535,533
Country Garden Services Holdings Company Ltd.	42,000	195,084
GDS Holdings Inc. (b)	1,630	129,846
Glodon Company Limited	43,279	426,421
Hanergy Mobile Energy Holding Group * (a)	36,000	-
Industrial & Commercial Bank of China Ltd.	525,000	318,367
JD.com Inc. (a)(b)	54,730	3,293,651
Jiangsu Hengli Hydraulic Co., Ltd.	70,000	793,599
Jiangsu Hengrui Medicine Co., Ltd.	30,640	399,778
Kweichow Moutai Co., Ltd.	4,080	843,719
Li Ning Company Limited	337,000	1,069,634
Meituan Dianping - b	33,600	745,222
Midea Group Co., Ltd.	69,969	591,375
NetEase Inc. (b)	3,480	1,494,242
Ping An Healthcare and Technology Company Ltd.	40,800	620,647
Ping An Insurance Group H Share	112,600	1,125,927
TAL Education Group (a)(b)	9,135	624,651
Tencent Holdings Limited	67,000	4,310,199
Will Semiconductor Co., Ltd.	6,500	185,561
Wuliangye Yibin Co., Ltd.	49,000	1,185,293
WuXi Biologics (Cayman) Inc.	49,500	905,632
Yonyou Network Technology Co., Ltd.	64,000	398,977
Zhongsheng Group Holdings Ltd.	166,500	921,599
Zoomlion Heavy Industry Science and Technology Co., Ltd.	417,600	321,666
		33,829,739
FRANCE - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	189	82,889
Teleperformance SE	321	81,440
		164,329
GREECE - 0.2%
Greek Organisation of Football Prognostics S.A.	16,118	152,871

HONG KONG - 0.9%
Hong Kong Exchanges & Clearing Ltd.	20,300	864,331

HUNGARY - 1.0%
OTP Bank Nyrt.	7,462	260,574
Richter Gedeon Nyrt.	29,536	610,231
		870,805
INDIA - 6.9%
Asian Paints Ltd.	17,298	386,597
Bharti Airtel Ltd.	32,328	239,708
Dr Reddy's Laboratories Ltd. (b)	6,730	356,757
Escorts Limited	29,413	405,139
HDFC Bank Ltd.	40,012	564,830
Hindustan Unilever Ltd.	26,295	759,208
Housing Development Finance Corp Ltd.	23,816	553,465
Maruti Suzuki India Ltd.	6,933	536,091
Reliance Industries Ltd.	98,185	2,216,008
UltraTech Cement Ltd.	4,217	217,461
		6,235,264
INDONESIA - 0.7%
PT Astra International Tbk	240,100	80,678
PT Bank Rakyat Indonesia Tbk (a)	2,840,900	602,585
		683,263
JAPAN - 1.4%
Anritsu Corporation	19,200	454,884
Keyence Corporation	910	379,824
Lasertec Corporation	1,300	122,427
Sony Corporation	4,600	314,839
		1,271,974
MEXICO - 0.6%
GRUMA, S.A.B. de C.V., Series B	17,715	190,168
Wal-Mart de Mexico, S.A.B. de C.V.	147,300	351,564
		541,732
NETHERLANDS - 1.1%
ASML Holding N.V.	1,669	612,754
Prosus N.V.	4,506	418,718
		1,031,472
PHILIPPINES - 0.3%
BDO Unibank, Inc.	86,370	169,880
Universal Robina Corporation	44,980	117,359
		287,239
POLAND - 0.2%
Dino Polska S.A.	3,727	189,002

RUSSIA - 3.2%
LUKoil P.J.S.C. (b)	12,637	938,424
Magnit P.J.S.C. (Reg S) (c)	6,907	89,722
MMC Norilsk Nickel P.J.S.C. (b)	20,171	528,278
Sberbank	204,660	582,491
X5 Retail Group N.V. (c)	18,146	642,368
Yandex N.V.	1,746	87,335
		2,868,618
SINGAPORE - 1.0%
Sea Ltd. (Singapore) (b)	8,769	940,388

SOUTH AFRICA - 5.5%
Anglogold Ashanti Ltd.	17,672	514,232
Bidvest Group Limited	27,284	223,046
Clicks Group Limited	9,541	115,513
Naspers Limited N Shares	22,765	4,144,357
		4,997,148
SOUTH KOREA - 10.9%
Celltrion, Inc. (a)	805	204,789
LG Chem Ltd.	1,516	618,197
LG Household & Healthcare	193	215,969
Naver Corp.	7,211	1,600,646
NCSoft Corporation	1,052	779,259
NHN KCP Corp.	10,052	412,409
Nice Information Service Co., Ltd.	16,209	245,928
Orion Corporation	4,889	544,645
Samsung Bioepis Co. ltd.	501	322,796
Samsung Electronics Company Limited	73,916	3,244,598
Shinhan Financial Group Co., Limited	29,216	698,308
SK Hynix, Inc.	13,898	983,264
		9,870,808
SWEDEN - 0.2%
Atlas Copco AB	3,685	156,074

SWITZERLAND - 0.3%
Logitech International S.A.	2,315	151,125
Roche Holding Ltd.	430	148,998
		300,123
TAIWAN - 12.4%
Accton Technology Corporation	20,000	154,553
Airtac International Group	49,000	856,954
ASPEED Technology, Inc.	2,600	109,271
CTBC Financial Holding Co., Ltd.	360,000	248,301
Giant Manufacturing Co. ltd.	59,970	536,599
Largan Precision Co., Ltd.	7,700	1,066,091
Realtek Semiconductor Corporation	143,000	1,449,169
SILERGY CORP	6,800	442,509
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	96,700	5,489,659
WIN Semiconductors Corp.	35,000	354,692
Wiwynn Corporation	19,700	535,491
		11,243,289
THAILAND - 0.1%
Siam Global House PCL (d)	162,100	87,062

UNITED KINGDOM - 0.4%
AstraZeneca plc	1,536	159,825
Reckitt Benckiser Group plc	1,803	165,574
		325,399
UNITED STATES - 5.7%
American Tower Corporation	441	114,016
Citigroup Inc.	5,550	283,605
Estee Lauder Companies, Inc. (The)	650	122,642
MasterCard Incorporated	2,660	786,562
Mercado Libre, Inc.	799	787,630
Microsoft Corporation	7,610	1,548,711
Nike, Inc. B	2,190	214,730
NVIDIA Corporation (a)	864	328,242
Visa, Inc.	4,905	947,499
		5,133,637
VIETNAM - 0.2%
JSC Bank for Foreign Trade of Vietnam	44,350	153,451

TOTAL COMMON STOCK
(Cost $73,340,854)		86,963,270

Preferred Stock - 0.4%
SOUTH KOREA - 0.4%
Samsung Electronics Co. ltd.	9,497	367,137
(Cost $355,731)

Exchange Traded Funds - 2.7%
United States - 2.7%
iShares Core MSCI Emerging Markets ETF	51,300	2,441,880
(Cost $2,389,632)

Short Term Investments - 0.3%	Par Value	Value
Federated Government Obligations Tax Managed Fund, 0.08% (e)	$250,012	250,012
(Cost $250,012)

TOTAL INVESTMENTS - 99.5%
(Cost $76,336,229)		90,022,299
OTHER ASSETS & LIABILITIES (Net) - 0.5%		478,515
NET ASSETS - 100%		$90,500,814

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of June 30, 2020.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	GDR - Global Depositary Receipts
(d)	NVDR - Non-Voting Depositary Receipts
(e)	Interest rate reflects seven-day effective yield on June 30, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)

Consumer Discretionary	25.0%
Information Technology	24.2%
Communication Services	11.6%
Financials	11.1%
Consumer Staples	6.6%
Health Care	5.4%
Industrials	4.8%
Energy	3.7%
Materials	3.4%
Real Estate	0.7%
Mutual Funds	2.7%
Cash and Other Assets (Net)	0.8%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Common Stock - 94.7%

	Shares	Value
AUSTRIA - 1.0%
Andritz AG	789,700	$28,735,714

BELGIUM - 2.0%
D'leteren S.A.	231,685	12,828,022
Solvay S.A.	581,118	46,507,714
		59,335,736
CANADA - 5.4%
Magna International Inc.	1,541,870	68,444,538
Methanex Corporation	2,119,293	38,122,378
Toronto-Dominion Bank	1,177,520	52,383,214
		158,950,130
CHILE - 1.1%
Antofagasta plc	2,942,400	34,088,647

CHINA - 1.5%
Zhongsheng Group Holdings	8,066,500	44,649,100

COLOMBIA - 1.5%
Bancolombia S.A. (a)	1,099,700	28,933,107
Bancolombia S.A.	2,504,600	16,075,394
		45,008,501
FINLAND - 0.9%
Valmet OYJ	968,890	25,277,757

FRANCE - 7.6%
Imerys SA	1,178,173	40,145,742
Ipsos	919,480	23,028,306
Michelin (CGDE)	484,300	50,224,912
Publicis Groupe	1,681,843	54,418,123
Vinci SA	612,100	56,370,395
		224,187,478
GERMANY - 10.9%
BASF SE	599,100	33,561,442
Deutsche Telekom AG	3,306,977	55,506,257
Fresenius SE & Company KGaA	687,600	34,071,105
Hannover Rueck SE	346,100	59,626,842
Heidelberg Cement AG	595,000	31,768,082
Lanxess AG	924,100	48,737,350
Muenchener Rueckversicherungs-Gesellschaft	219,430	57,026,170
		320,297,248
GREECE - 0.5%
Jumbo S.A.	765,004	13,746,703

INDIA - 1.1%
Infosys Limited - SP (a)	3,423,084	33,066,991

IRELAND - 2.1%
Greencore Group plc	21,094,335	32,789,662
Ryanair Holdings plc (a)	442,500	29,355,450
		62,145,112
ITALY - 1.7%
Trevi Finanziaria SpA with rights (b)	1,679,311,656	48,899,766

JAPAN - 6.7%
Asahi Group Holdings Ltd.	1,349,300	47,225,813
Daicel Corporation	4,137,700	31,947,945
KDDI Corporation	956,500	28,672,392
Sony Corporations	632,000	43,256,134
Sumitomo Mitsui Trust Holdings, Inc.	1,681,700	47,153,381
		198,255,665
MEXICO - 1.7%
Grupo Aeorportuario del Centre Norte, S.A.B. de C.V.	4,088,300	18,904,871
Grupo Aeroportuario del Paciifico, S.A.B. de C.V.	2,373,200	16,974,024
Grupo Aeroportuario de Sureste, S.A.B. de C.V.	1,427,900	15,859,719
		51,738,614
NORWAY - 5.6%
DNB Bank ASA	4,090,330	53,890,426
SpareBank 1 SR-Bank ASA	6,612,187	47,910,425
Sparebanken Vest	2,183,075	14,120,854
Yara International ASA	1,468,500	50,827,423
		166,749,128
PUERTO RICO - 1.7%
Popular, Inc.	1,324,850	49,244,675

SINGAPORE - 1.5%
United Overseas Bank Limited	2,985,886	43,297,594

SOUTH AFRICA - 0.5%
Sasol Limited	2,081,935	15,840,680

SOUTH KOREA - 8.9%
Hyundai Mobis Company, Limited	202,500	32,323,232
Kia Motors Corporation	1,173,000	31,254,645
KT&G Corporation	637,300	41,432,315
LG Uplus Corporation	3,545,173	35,957,194
Samsung Electronics Company Limited	1,617,838	71,016,209
Shinhan Financial Group Co., Limited	979,400	23,409,195
SK Hynix, Inc.	395,100	27,952,787
		263,345,577
SWEDEN - 6.7%
Dometic Group AB	4,371,500	39,197,904
Duni AB	1,566,400	16,392,499
Loomis AB, Class B	1,446,683	34,564,989
SKF AB-B	3,074,100	57,131,862
Svenska Handelsbanken AB, Class A	5,262,104	49,951,214
		197,238,468
SWITZERLAND - 1.9%
Novartis AG	640,850	55,739,613

TAIWAN - 0.9%
Catcher Technology Company, Limited	3,544,000	26,666,034

THAILAND - 1.0%
Siam Commercial Bank PCL	12,677,400	29,737,491

UNITED KINGDOM - 20.3%
Amcor plc	3,284,400	33,533,724
Babcock International Group plc	10,646,152	40,806,084
Bellway plc	2,283,399	71,834,102
Bunzl plc	1,479,100	39,586,440
Capri Holdings Limited	1,831,400	28,624,782
Cineworld Group plc	26,347,427	19,709,295
Coca-Cola European Partners plc	1,125,818	42,510,888
Inchcape plc	5,019,024	30,388,258
Linde plc	328,144	69,602,624
Mondi plc	3,670,600	68,519,275
Next plc	701,550	42,424,141
Signature Aviation plc	12,772,437	36,598,643
Taylor Wimpey plc	42,000,000	74,004,695
		598,142,951

TOTAL COMMON STOCK		2,794,385,373
(Cost $ 3,241,181,762)

SHORT TERM INVESTMENTS - 3.7%
	Par Value	Value
Money Market - 3.7%
Federated Government Obligations Tax Managed Money Market Fund, 0.08% (c)	107,733,127	$107,733,127
(Cost $ 107,733,127)

TOTAL INVESTMENTS - 98.4%		2,902,118,500
(Cost $ 3,348,914,889)
OTHER ASSETS & LIABILITIES (NET) - 1.6%		47,552,982
NET ASSETS - 100%		$2,949,671,482

(a)	ADR - American Depository Receipts
(b)	Non income producing.
(c)	Interest rate reflects seven-day effective yield on June 30, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	20.3%
Financials	19.4%
Materials	18.4%
Industrials	15.2%
Communication Services	7.4%
Consumer Staples	5.6%
Information Technology	5.4%
Health Care	3.0%
Utilities	0.0%
Cash and Other Assets (Net)	5.3%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Common Stock - 98.9%

	Shares	Value
BELGIUM - 0.8%
D'leteren SA	88,200	$4,883,491

BRAZIL - 2.4%
Equatorial Energia S.A.	3,597,085	15,211,684

CANADA - 0.5%
goeasy Ltd.	76,300	3,063,204

CHINA - 5.0%
China Hongxing Sports Limited * (a)	10,258,400	-
Shanghai Mechanical & Electrical Industry Co.Limited - B	8,344,566	8,469,734
Xinhua Winshare Publishing and Media Co., Limited	17,426,500	11,804,287
Xtep International Holdings Limited	35,881,912	11,944,434
		32,218,455
COLUMBIA - 0.3%
Tecnoglass, Inc.	393,764	2,146,014

CZECH REPUBLIC - 0.8%
Moneta Money Bank A.S.	2,293,900	5,173,563

DENMARK - 1.2%
DFDS A/S	153,610	4,736,077
Ringkjoebing Landbobank A/S	36,500	2,576,891
		7,312,968
EGYPT - 0.3%
Egypt Kuwait Holding Company S.A.E.	1,940,882	2,142,734

FINLAND - 2.0%
Valmet Oyj	492,812	12,857,168

FRANCE - 2.6%
Alten S.A.	29,100	2,501,803
Bonduelle S.A.	337,800	8,137,702
Elis S.A.	505,000	5,892,801
		16,532,306
GERMANY- 1.0%
Norma Group SE	111,100	2,957,177
Sixt SE	43,725	3,339,286
		6,296,463
GREECE - 1.2%
Jumbo S.A.	410,729	7,380,575

HONG KONG - 2.8%
AMVIG Holdings Limited	16,280,000	2,940,714
Samson Holdings Limited (a)	74,790,800	2,151,906
VSTECS Holdings Limited	8,587,360	4,631,335
VTech Holdings Limited	1,366,700	8,208,488
		17,932,443
INDIA - 3.4%
LIC Housing Finance Limited	2,090,700	7,339,234
NIIT Technologies Limited	627,875	11,718,635
South Indian Bank Limited	25,176,793	2,684,278
		21,742,147
INDONESIA - 0.4%
PT. Pakuwon Jati Tbk	90,832,300	2,645,169

IRELAND - 7.1%
C & C Group plc	862,300	2,450,624
Glanbia plc	1,468,700	16,626,792
Greencore Group plc	4,229,300	6,574,150
Irish Continental Group plc (b)	605,400	2,403,514
Origin Enterprises plc	3,090,204	9,370,565
UDG Healthcare plc	929,285	8,244,491
		45,670,136
ITALY - 2.5%
De'Longhi SpA	617,336	16,168,324

JAPAN - 14.8%
Daicel Corporation	897,700	6,931,307
Dowa Holdings Co., Limited	234,400	7,104,676
Iwatani Corporation	529,300	18,496,186
Kanematsu Corporation	1,424,400	17,005,396
Mizuho Leasing Company, Limited	440,000	9,665,848
Nihon House Holdings Co., Limited	1,596,400	4,054,443
Prima Meat Packers Limited	840,300	22,463,041
Sanwa Holdings Corporation	252,200	2,248,843
Tsubakimoto Chain Co., Limited	283,500	6,869,064
		94,838,804
MEXICO- 1.3%
Gentera SAB de CV	5,514,200	2,627,400
Grupo Aeoportuario del Centro Norte SAB de CV - B	1,206,100	5,577,175
		8,204,575
NORWAY - 7.3%
ABG Sundal Collier Holding ASA	10,021,788	4,357,977
Borregaard ASA	599,111	6,346,962
Fjord1 ASA	1,100,475	5,178,974
Sbanken ASA	577,302	3,740,165
SpareBank Nord-Norge	735,389	4,749,117
Sparebank 1 Oestlandet	568,688	5,163,996
SpareBank 1 SMN	746,528	6,059,204
SpareBank 1 SR-Bank ASA	796,526	5,771,449
Sparebanken Vest	788,092	5,097,641
		46,465,485
PORTUGAL - 2.6%
Redes Energéticas Nacionais, SGPS, S.A.	6,160,405	16,812,426

SINGAPORE - 0.3%
Venture Corporation, Limited	181,900	2,109,628

SOUTH KOREA - 3.1%
Cuckoo Holdings Co., Limited	90,444	5,925,084
ENF Technology Co., Limited	478,817	13,952,310
		19,877,394
SWEDEN - 3.9%
Cloetta AB, Class B	2,762,000	7,031,958
Duni AB	356,845	3,734,411
Hexpol AB	340,000	2,518,059
Loomis AB, Class B	495,761	11,845,009
		25,129,437
TAIWAN - 13.3%
BizLink Holding, Inc.	397,000	2,825,671
Cathay Real Estate Development Co., Ltd.	6,087,300	4,095,406
Elite Material Co., Ltd.	2,392,600	12,934,288
Hitron Technologies Inc.	12,061,800	9,116,512
Holtek Semiconductor, Inc.	4,380,500	9,902,874
Huaku Development Co., Limited	3,997,800	11,408,929
Kings Town Bank	2,852,500	3,470,818
Sercomm Corporation	3,899,000	10,320,863
Sitronix Technology Corporation	1,999,100	10,434,388
Taiwan Union Technology Corporation	2,161,900	10,514,757
		85,024,506
THAILAND - 5.2%
Hana Microelectronics PCL	10,767,480	9,667,478
Ratch Group PCL	9,192,600	18,514,579
Thanachart Capital PCL	4,556,800	5,233,888
		33,415,945
UNITED KINGDOM - 12.8%
Cineworld Group plc	3,796,300	2,839,837
Coats Group plc	3,645,200	2,522,318
Countryside Properties plc	550,400	2,251,111
Crest Nicholson Holdings plc	2,611,400	6,379,263
Halfords Group plc	2,955,485	5,550,892
Inchcape plc	1,026,407	6,214,499
Keller Group plc	1,205,439	9,443,325
Lancashire Holdings Limited	2,156,490	21,556,906
OneSavings Bank plc	2,935,517	9,626,668
Signature Aviation plc	1,780,068	5,100,677
Vistry Group plc	925,325	8,123,606
Wetherspoon (J.D.) plc	190,478	2,367,736
		81,976,838
TOTAL COMMON STOCK
(Cost $ 689,486,327 )		633,231,882

TOTAL INVESTMENTS - 98.9%		633,231,882
(Cost $ 689,486.327)
OTHER ASSETS & LIABILITIES (NET) - 1.1%		6,802,297
NET ASSETS - 100%		$640,034,179

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of June 30, 2020.
(a)	Non-income producing security
(b)	Common Stock Unit

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	16.9%
Industrials	16.7%
Information Technology	15.9%
Consumer Discretionary	15.9%
Consumer Staples	11.3%
Utilities	7.9%
Materials	6.9%
Energy	2.9%
Real Estate	2.8%
Health Care	1.3%
Communication Services	0.4%
Cash and Other Assets (Net)	1.1%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Common Stock - 93.5%

	Shares	Value
AUSTRALIA - 2.7%
Macquarie Group Limited	5,400	440,953

BELGIUM - 1.1%
D'Ieteren SA	3,100	171,642

BRAZIL - 2.0%
Equatorial Energia S.A.	78,100	330,276

CANADA - 1.2%
goeasy Ltd.	4,955	198,928

CHINA - 8.9%
ANTA Sports Products Ltd.	17,000	150,029
China MeiDong Auto Holdings Limited	176,000	431,456
Gree Electric Appliances, Inc.	34,600	276,688
Midea Group Co., Ltd.	36,700	310,187
Xtep International Holdings Limited	824,796	274,560
		1,442,920
DENMARK - 3.0%
Ringkjoebing Landbobank A/S	7,000	494,198

EGYPT - 1.0%
Integrated Diagnostics Holdings	43,165	165,106

FRANCE - 8.5%
Alten S.A.	4,200	361,085
Groupe SEB	4,100	677,347
LVMH Moet Hennessy Louis Vuitton SE	800	350,854
		1,389,286
GERMANY - 4.3%
Brenntag AG	7,500	393,952
Fresenius SE & Co KGaA	1,700	84,236
VIB Vermögen AG	7,009	214,505
		692,693
GREECE - 2.1%
Jumbo S.A.	18,771	337,305

INDONESIA - 2.1%
PT Bank Rakyat Indonesia Tbk (a)	1,599,400	339,250

IRELAND - 5.5%
Irish Continental Group plc	49,500	196,521
Ryanair Holdings plc (b)	5,800	384,772
UDG Healthcare plc	35,300	313,177
		894,470
ITALY - 3.2%
Brembo S.p.A.	34,000	314,072
Interpump Group S.p.A.	7,200	213,801
		527,873
JAPAN - 2.7%
BeNEXT Group, Inc.	49,800	433,906

KENYA - 2.1%
Equity Group Holdings Limited	1,047,931	341,278

MALAYSIA - 2.7%
Public Bank Bhd	115,100	443,209

MEXICO - 2.9%
Gentera SAB de C.V.	175,800	83,765
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	31,300	144,736
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	18,200	130,173
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	10,900	121,066
		479,740
PERU - 2.1%
Credicorp Ltd.	2,500	334,175

SOUTH AFRICA - 1.3%
FirstRand Limited	98,100	214,888

SOUTH KOREA - 3.9%
Dentium Co. ltd.	2,400	75,022
SK Materials Co., Ltd.	600	99,763
Soulbrain Co., Ltd.	5,700	454,446
		629,231
SWEDEN - 3.9%
Bravida Holding AB	57,300	547,680
Hexpol AB	10,800	79,985
		627,665
TAIWAN - 14.3%
BizLink Holding, Inc.	70,400	501,076
Chailease Holding Co., Ltd.	45,760	193,869
POYA International Co., Ltd.	36,300	716,047
SINBON Electronics Co., Ltd.	122,300	617,624
Taiwan Semiconductor Manufacturing Co., Ltd.	29,000	307,648
		2,336,264
UNITED ARAB EMIRATES - 0.5%
Aramex PJSC	91,000	85,471

UNITED KINGDOM - 11.5%
Amcor plc	43,700	446,177
Bunzl plc	21,000	562,041
Countryside Properties plc	81,965	335,233
Howden Joinery Group plc	52,600	359,289
SSP Group plc	32,600	103,605
Travis Perkins plc	5,400	75,098
		1,881,443
TOTAL COMMON STOCK
(Cost $16,424,681)		15,232,170

Preferred Stock - 2.9%
GERMANY - 2.9%
Henkel AG & Company, KGaA	5,100	474,717
(Cost $ 524,428)

SHORT TERM INVESTMENTS - 3.3%

	Par Value	Value
Money Market - 3.3%
Federated Government Obligations Tax Managed Fund, 0.08% (c)		$539,609
(Cost $539,609)
TOTAL INVESTMENTS - 99.7%
(Cost $17,488,719)		16,246,496
OTHER ASSETS & LIABILITIES (Net) - 0.3%		42,239
NET ASSETS - 100%		$16,288,735

(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt
(c)	Interest rate reflects seven-day effective yield on June 30, 2020.

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	27.3%
Industrials	25.5%
Financials	19.0%
Information Technology	7.9%
Materials	6.6%
Health Care	3.9%
Consumer Staples	2.9%
Utilites	2.0%
Real Estate	1.3%
Cash and Other Assets (Net)	3.6%
100.0%